Net interest income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Cash and balances at central banks	£ 128		£ 226	£ 919
Loans and advances at amortised cost	4,265		4,510	5,514
Fair value through other comprehensive income	380		604	831
Negative interest on liabilities	248		68	13
Other	651		598	808
Interest and similar income	5,672	[1]	6,006	8,085
Deposits at amortised cost	(331)		(644)	(1,778)
Debt securities in issue	(413)		(424)	(873)
Subordinated liabilities	(934)		(1,112)	(1,096)
Negative interest on assets	(374)		(325)	(250)
Other	(547)		(341)	(181)
Interest and similar expense	(2,599)	[1]	(2,846)	(4,178)
Net interest income	3,073	[1]	3,160	3,907
Disclosure of detailed information about financial instruments [line items]
Net investment income	£ (80)	[1]	£ (121)	420
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Net investment income				£ 25

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.